Stockholders' Equity (Details 4) - shares	Sep. 30, 2024	Dec. 31, 2023
Auction Market Preferred Securities, Stock Series [Line Items]
Total shares of common stock reserved for future issuance	6,353,509	1,914,415
Warrant [Member]
Auction Market Preferred Securities, Stock Series [Line Items]
Total shares of common stock reserved for future issuance	7,969	772,830
Warrant [Member] | Series A [Member]
Auction Market Preferred Securities, Stock Series [Line Items]
Total shares of common stock reserved for future issuance	5,301,592
Warrant [Member] | Series B [Member]
Auction Market Preferred Securities, Stock Series [Line Items]
Total shares of common stock reserved for future issuance	1,032,198
Stock Options [Member]
Auction Market Preferred Securities, Stock Series [Line Items]
Total shares of common stock reserved for future issuance	11,729	30,000
Stock Options Incentive Award Plan 2021 Member [Member]
Auction Market Preferred Securities, Stock Series [Line Items]
Total shares of common stock reserved for future issuance		1,075,000
R S U [Member]
Auction Market Preferred Securities, Stock Series [Line Items]
Total shares of common stock reserved for future issuance	21	36,585